Deferred tax (Tables)	12 Months Ended
Jun. 30, 2023
Deferred Tax
Schedule of deferred taxes

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2023	2022
	£’000	£’000
UK deferred tax liabilities	3,304	7,402
At 30 June	3,304	7,402

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2023	2022
	£’000	£’000
At 1 July	7,402	35,546
Credited to statement of profit or loss (Note 10)	(4,801)	(29,431)
Expensed to other comprehensive income (Note 10)	1,018	1,287
Credit relating to share-based payments(1)	(315)	—
At 30 June	3,304	7,402

Schedule of unrecognized US deferred tax asset

General
		Net operating	Accruals not	Salary not
		losses and	paid within 8.5	paid with
	Foreign	interest	months of	2.5 months	Intangible
	tax credits	restriction	year end	of year end	assets	Other	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Unrecognized US deferred tax asset	20,553	56,071	3,488	4,089	3,112	3,235	90,548

US
Deferred Tax
Schedule of movements in net deferred tax (liability)/asset

		Unrealized
	Net	foreign
	operating	exchange
	losses and	and	Property,
	interest	derivative	plant and
	restriction	movements	equipment	Total(2)
	£’000	£’000	£’000	£’000
At 1 July 2021	(3,359)	—	3,359	—
Expensed/(credited) to statement of profit or loss (Note 10)	(4,492)	4,575	(83)	—
At 30 June 2022	(7,851)	4,575	3,276	—
Expensed/(credited) to statement of profit or loss (Note 10)	875	(1,779)	904	—
At 30 June 2023	(6,976)	2,796	4,180	—
(1)	Credits relating to share-based payments arise on the movement in the share price on equity-settled awards between the grant date and the reporting date – see consolidated statement of changes in equity above.
(2)	The deferred tax assets were written down in the year ended 30 June 2021 to the extent that they will not shelter profits arising from the unwinding of the deferred tax liability. This is due to the change in the substantively enacted UK Corporation tax rate from 19% to 25%, effective April 2023. The current US federal corporate income tax rate is 21%. As a result of this change the US deferred tax asset is no longer forecast to give rise to a future economic benefit. It is expected that any future US tax payable will be sheltered by future foreign tax credits arising from UK tax payable. Future increases in the US federal corporate income tax rate could result in a reversal of the US deferred tax asset write down.

UK
Deferred Tax
Schedule of movements in net deferred tax (liability)/asset

	Accelerated		Non	Property	Net
	tax		qualifying	fair value	operating
	depreciation	Intangibles	property	adjustment	losses	Other(1)	Total(2)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2021	609	15,000	17,482	17,442	(12,180)	(2,807)	35,546
(Credited)/expensed to statement of profit or loss (Note 10)	(229)	1,359	(5)	(631)	(32,427)	2,502	(29,431)
Expensed to other comprehensive income (Note 10)	—	—	—	—	40	1,247	1,287
At 30 June 2022	380	16,359	17,477	16,811	(44,567)	942	7,402
Expensed/(credited) to statement of profit or loss (Note 10)	1,222	(622)	(5)	(631)	(2,290)	(2,475)	(4,801)
Expensed to other comprehensive income (Note 10)	—	—	—	—	349	669	1,018
Credit relating to share based payments	—	—	—	—	—	(315)	(315)
At 30 June 2023	1,602	15,737	17,472	16,180	(46,508)	(1,179)	3,304
(1)	The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2024.
(2)	Of the total deferred tax liability, £3,304,000 is expected to be settled after more than one year.